DEBT - Credit Facilities Outstanding (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Mar. 15, 2017	Dec. 31, 2016	Dec. 09, 2016	Oct. 11, 2016	Jun. 21, 2016	Oct. 31, 2015
Debt Instrument [Line Items]
Document Period End Date	Sep. 30, 2017
Principal Amount	$ 5,429,338,000		$ 3,490,256,000
Credit facility, Carrying Value	5,376,902,000		3,444,790,000
Less: Current portion	92,650,000		33,150,000
Credit facility, noncurrent	$ 5,284,252,000		$ 3,411,640,000
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	4.49%		4.07%
Principal Amount	$ 1,175,000,000		$ 175,256,000	$ 2,105,000,000
Credit facility, Carrying Value	1,149,024,000		$ 145,013,000
Letters of credit outstanding	123,473,000
Line of credit facility, remaining borrowing capacity	$ 1,001,527,000
CSC Holdings Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	3.48%		3.88%
Principal Amount	$ 2,992,500,000		$ 2,500,000,000		$ 2,500,000,000	$ 3,000,000,000	$ 3,800,000,000
Credit facility, Carrying Value	$ 2,974,768,000		2,486,874,000
Cequel Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	0.00%
Principal Amount	$ 0
Credit facility, Carrying Value	0		$ 0
Letters of credit outstanding	16,575,000
Line of credit facility, remaining borrowing capacity	$ 333,425,000
Cequel Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	3.49%		3.88%
Principal Amount	$ 1,261,838,000		$ 815,000,000
Credit facility, Carrying Value	$ 1,253,110,000	$ 812,963,000	812,903,000
Letters of credit outstanding			17,031,000
Line of credit facility, remaining borrowing capacity			$ 332,969,000